Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income (Loss) Before Income Taxes

Income / (loss) before income taxes consisted of the following:

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Luxembourg	$55,904	$(24,451)	$(1,281)
United States	206	(444)	(2,753)
Other Jurisdictions	(8,085)	80,597	4,331

Total	$48,025	$55,702	$297

Components of Income Tax (Provision) Benefit

The components of income tax (provision) / benefit consisted of the following:

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Current income tax expense:
Luxembourg	$(816)	$(535)	$—
United States	(1,885)	(4,404)	(164)
Other Foreign	(22,941)	(20,540)	(6,205)

Total current	$(25,642)	$(25,479)	$(6,369)
Deferred tax benefit:
Luxembourg	$(32)	$32	$—
United States	2,053	4,646	782
Other Foreign	1,098	(912)	2,387

Total deferred	$3,119	$3,766	$3,169

Income tax expense	$(22,523)	$(21,713)	$(3,200)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate

A reconciliation between the Luxembourg statutory rate of 29.2% for the year ended December 31, 2013 (and 28.8% for the years ended 2012 and 2011) and our effective tax rate is as follows:

	Years ended December 31,
	2013	2012	2011
Statutory rate	29.2%	28.8%	28.8%
Effect of tax rates different than the Luxembourg statutory tax rate	27.1%	6.8%	108.5%
Change in valuation allowance	(9.0)%	3.4%	934.1%
Adjustments related to prior years	(0.4)%	—	6.0%

Effective tax rate	46.9%	39.0%	1,077.4%

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consisted of the following:

	December 31,
	2013	2012
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$26,402	$4,671
Accrued payroll expenses	7,048	4,644
Deferred revenue	6,184	5,592
Other	13	23

Deferred tax assets	39,647	14,930
Less: valuation allowance	(14,999)	(4,476)

Total deferred tax assets	$24,648	$10,454
Deferred tax liabilities:
Depreciation and amortization	$(958)	$(1,125)
Deferred expenses	(12,309)	(2,024)
Deferred expenses	(32)	—

Total deferred tax liabilities	$(13,299)	$(3,149)

Net deferred tax assets	$11,349	$7,305

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2013 and 2012 is as follows:

	December 31,
	2013	2012
	(in thousands)
Balance, beginning of year	$—	$—
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	736	—

Balance, end of year	$736	$—